INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2015
Investment Securities Details [Abstract]
Investment Securities Available For Sale Tables [Text Block]

	2014
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in millions)
Greek government bonds	802	46	(111)	737
Debt securities issued by other governments and public sector entities	1,090	66	(1)	1,155
Greek treasury bills	169	-	-	169
Foreign treasury bills	270	-	(1)	269
Debt securities issued by companies incorporated in Greece	398	31	(27)	402
Debt securities issued by companies incorporated outside Greece	319	15	(12)	322
Equity securities issued by companies incorporated in Greece	35	9	(3)	41
Equity securities issued by companies incorporated outside Greece	8	11	-	19
Mutual Fund units	205	5	(5)	205
Total available-for-sale securities	3,296	183	(160)	3,319

	2015
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in millions)
Greek government bonds	746	92	(6)	832
Debt securities issued by other governments and public sector entities	3,867	71	(7)	3,931
Greek treasury bills	471	-	(1)	470
Foreign treasury bills	229	-	-	229
Debt securities issued by companies incorporated in Greece	143	1	(5)	139
Debt securities issued by companies incorporated outside Greece	219	11	(7)	223
Equity securities issued by companies incorporated in Greece	57	8	(5)	60
Equity securities issued by companies incorporated outside Greece	8	48	-	56
Mutual Fund units	280	10	(3)	287
Total available-for-sale securities	6,020	241	(34)	6,227

The scheduled maturities of available-for-sale securities at December 31, 2014 and 2015 were as follows:
	2014		2015

	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(EUR in millions)		(EUR in millions)
Due in one year or less	841	860	851	851
Due from one to five years	1,245	1,155	3,841	3,854
Due from five to ten years	478	501	398	427
Due after ten years	483	538	585	692
Total debt securities	3,047	3,054	5,675	5,824
Equity securities and mutual fund units	249	265	345	403
Total	3,296	3,319	6,020	6,227

The scheduled maturities of held-to-maturity securities at December 31, 2014 and 2015 were as follows:
	2014		2015

	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(EUR in millions)		(EUR in millions)
Due in one year or less	99	99	85	85
Due from one to five years	3,037	3,072	4,539	4,593
Due from five to ten years	6,136	6,313	4,604	4,796
Due after ten years	65	114	64	122
Total	9,337	9,598	9,292	9,596

Investment Securities Fair Value Tables [Text Block]
The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2014. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	2014
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in millions)
Available-for-sale securities in unrealized loss position
Greek government bonds	501	(111)	-	-	501	(111)
Debt securities issued by other governments and public sector entities	30	-	40	(1)	70	(1)
Foreign treasury bills	43	(1)	-	-	43	(1)
Debt securities issued by companies incorporated in Greece	72	(4)	105	(23)	177	(27)
Debt securities issued by companies incorporated outside Greece	1	(2)	105	(10)	106	(12)
Equity securities issued by companies incorporated in Greece	9	(3)	2	-	11	(3)
Mutual Fund units	66	(5)	1	-	67	(5)
Total available-for-sale securities	722	(126)	253	(34)	975	(160)

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2015. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	December 31, 2015
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in millions)
Available-for-sale securities in unrealized loss position
Greek government bonds	-	-	108	(6)	108	(6)
Debt securities issued by other governments and public sector entities	38	(1)	256	(6)	294	(7)
Greek treasury bills	411	(1)	-	-	411	(1)
Debt securities issued by companies incorporated in Greece	37	(1)	77	(4)	114	(5)
Debt securities issued by companies incorporated outside Greece	1	-	33	(8)	34	(8)
Equity securities issued by companies incorporated in Greece	20	(4)	-	-	20	(4)
Mutual Fund units	73	(2)	32	(1)	105	(3)
Total available-for-sale securities	580	(9)	506	(25)	1,086	(34)

Investment Securities Scheduled Maturities Available For Sale Securities Tables [Text Block]

The following tables present the net gains / (losses) on available-for-sale securities and OTTI on available-for-sale and held-to-maturity securities for 2013, 2014 and 2015.
	2013	2014	2015
	(EUR in millions)
Gross realized gains on sales of available for sale securities
Greek government bonds	12	17	1
Debt securities issued by other governments and public sector entities	6	10	6
Corporate debt securities	109	15	9
Equity securities	57	30	6
Mutual fund units	49	39	6
Total gross realized gains on sales of available for sale securities	233	111	28
Gross realized losses on sales of available for sale securities
Greek government bonds	(3)	(8)	(12)
Debt securities issued by other governments and public sector entities	(3)	(3)	(3)
Corporate debt securities	(15)	-	(2)
Equity securities	(23)	(3)	(8)
Mutual fund units	-	(1)	(1)
Total gross realized losses on sales of available for sale securities	(44)	(15)	(26)
Net realized gains / (losses) on sales of available for sale securities	189	96	2

Other-Than-Temporary-Impairment
Corporate debt securities	(11)	(1)	(24)
Equity securities	(275)	(5)	(8)
Mutual fund units	-	-	(4)
Total Other-Than-Temporary-Impairment	(286)	(6)	(36)
Net gains / (losses) on available for sale and held to maturity securities	(97)	90	(34)

Investment Securities Scheduled Maturities Held To Maturity Investments Tables [Text Block]

Held-to-maturity securities

The amortized cost of held-to-maturity securities and their fair values at December 31, comprised:
	2014
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	(Losses)	Value
Held-to-maturity securities	(EUR in millions)
Greek government bonds	73	55	-	128
Debt securities issued by other governments and public sector entities	9,165	205	-	9,370
Foreign treasury bills	99	-	-	99
Total held-to-maturity securities	9,337	260	-	9,597

	2015
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	(Losses)	Value
Held-to-maturity securities	(EUR in millions)
Greek government bonds	78	69	-	147
Debt securities issued by other governments and public entities	9,129	235	-	9,364
Foreign treasury bills	85	-	-	85
Total held-to-maturity securities	9,292	304	-	9,596

Held-to-maturity Debt securities issued by other governments and public entities include EUR 9,060 million EFSF bonds received from the HFSF for the Bank’s recapitalization in June 2013 and to cover the funding gap from the acquisition of FBB (see Note 4). As at December 31, 2015, the Bank was not allowed to sell these bonds, but the Bank is allowed to use them as collateral for repo financing from the Eurosystem or other market counterparties. Since April 14, 2016, the EFSF has allowed the Bank to sell the EFSF bonds to the members of the Eurosystem in the context of the Public Sector Asset Purchase Programme established by ECB Governing Council Decision 2015/774 on a secondary markets public sector asset purchase programme (the “PSPP”) and strictly in accordance with the conditions applicable to the PSPP as amended by the ECB Governing Council decision of March 10, 2016, including but not limited to issue and issuer share limit applicable to EFSF. Following this decision by the EFSF on April 14, 2016 the Bank has decided to re-assess its intention to hold these bonds until maturity and concluded that these bonds do not meet the definition of Held to Maturity as the intention changed within 2016. The Bank, from April 14, 2016 until May 13, 2016, sold to members of the Eurosystem EFSF bonds of nominal amount EUR 915 million. As a result the Group's held-to-maturity portfolio will be tainted within 2016 and within that year any remaining held-to-maturity investments will be reclassified to available-for-sale portfolio